Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended March 31, 2012

Check here if Amendment [ ];   Amendment Number:
     This Amendment (Check only one.)	[ ] is a restatement.
				     	[ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name: 		Charter Bridge Capital Management, L.P.

Address:  	1350 Avenue of the Americas
		Suite 700
		New York, NY 10019


Form 13F File Number:    028-14697

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	George Roeck
Title:	Chief Financial Officer & Chief Operating Officer
Phone:	(212) 484-3800

Signature, Place, and Date of Signing:

/s/ George Roeck		New York, NY		May 14, 2012
-----------------------------   -----------------    	------------------
[Signature]		  	[City, State]		[Date]

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Report type (Check only one.):

[ X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

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Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  		0

List of 13(f) Securities used for this report: 	First quarter 2012

Form 13F Information Table Entry Total:  	26

Form 13F Information Table Value Total:  	$188,279
						(thousands)

List of Other Included Managers:		None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.	Form 13F File Number	Name
---  	-------------------- 	----


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
							FORM 13F INFORMATION TABLE


Column 				Column 		Column 		Column 	Column 				Column	Column	Column
1				2		3		4	5				6	7	8
-------------------		---------	---------	-------	----------------------------	------	-------	---------
NAME				TITLE					SH
OF				OF				VALUE	OR PRN		SH/	PUT/	INVST	OTR	VTNG
ISSUER				CLS		CUSIP		x$1000	AMT		PRN	CALL	DSCRTN	MGR	AUTHORITY
-------------------		---------	---------	-------	------		------	----	------	-------	---------


AMC NETWORKS INC		CL A		00164V103	8,409	188,415 	SH		SOLE	NONE	SOLE
BABCOCK & WILCOX CO NEW		COM		05615F102	7,133 	277,000 	SH		SOLE	NONE	SOLE
BARNES & NOBLE INC		COM		067774109	5,981 	451,375 	SH		SOLE	NONE	SOLE
CABELAS INC			COM		126804301	4,011 	105,126 	SH		SOLE	NONE	SOLE
CHARTER COMMUNICATIONS INC D	CL A NEW	16117M305	9,732 	153,375 	SH		SOLE	NONE	SOLE
COINSTAR INC			COM		19259P300	10,232 	161,000 	SH		SOLE	NONE	SOLE
CROCS INC			COM		227046109	10,560 	504,787 	SH		SOLE	NONE	SOLE
DECKERS OUTDOORS CORP		COM		243537107	6,053 	96,000 		SH		SOLE	NONE	SOLE
DOLBY LABORATORIES INC		COM		25659T107	6,493	170,600		SH		SOLE	NONE	SOLE
DOLLAR GEN CORP NEW		COM		256677105	7,069 	153,000 	SH		SOLE	NONE	SOLE
ELECTRONIC ARTS INC		COM		285512109	8,084 	490,371 	SH		SOLE	NONE	SOLE
EXPRESS INC			COM		30219E103	5,338 	213,687 	SH		SOLE	NONE	SOLE
FORD MTR CO DEL			COM PAR $0.01	345370860	4,992 	400,000 	SH	CALL	SOLE	NONE	SOLE
GOOGLE INC			CL A 		38259P508	5,781 	9,015 		SH		SOLE	NONE	SOLE
HERTZ GLOBAL HOLDINGS INC	COM		42805T105	8,803 	585,300 	SH		SOLE	NONE	SOLE
IMAX CORP			COM		45245E109	4,835 	197,835 	SH		SOLE	NONE	SOLE
LIZ CLAIBORNE INC		COM		539320101	7,974 	596,866 	SH		SOLE	NONE	SOLE
NATIONAL CINEMEDIA INC		COM		635309107	6,442 	421,039 	SH		SOLE	NONE	SOLE
NEWS CORP			CL A		65248E104	8,081 	410,000 	SH		SOLE	NONE	SOLE
SANDISK CORP			COM		80004C101	8,976	181,000 	SH		SOLE	NONE	SOLE
SODASTREAM INTERNATIONAL LTD	USD SHS		M9068E105	8,625 	256,100 	SH		SOLE	NONE	SOLE
TENET HEALTHCARE CORP		COM		88033G100	7,962 	1,499,500 	SH		SOLE	NONE	SOLE
TIVO INC			COM		888706108	4,454 	371,466 	SH		SOLE	NONE	SOLE
TYCO INTERNATIONAL LTD		SHS		H89128104	8,527 	151,780 	SH		SOLE	NONE	SOLE
ULTA SALON COSMETCS & FRAG I	COM		90384S303	6,502 	70,000 		SH		SOLE	NONE	SOLE
YAHOO INC			COM		984332106	7,230 	475,000 	SH		SOLE	NONE	SOLE



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